PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2020 (Unaudited)

LARGE CORE VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — 93.2%

Aerospace & Defense — 1.1%
Hexcel Corp.	42,938	$1,596,864

Agriculture — 0.6%
Altria Group, Inc.	22,517	870,732

Banks — 11.0%
Bank of America Corp.	201,484	4,277,505
JPMorgan Chase & Co.	25,906	2,332,317
KeyCorp.	146,944	1,523,809
The Goldman Sachs Group, Inc.	16,998	2,627,721
The PNC Financial Services Group, Inc.	30,984	2,965,789
Truist Financial Corp.	68,044	2,098,477

		15,825,618

Beverages — 2.4%
Constellation Brands, Inc., Class A	9,876	1,415,823
PepsiCo, Inc.	17,196	2,065,240

		3,481,063

Commercial Services — 1.0%
Euronet Worldwide, Inc.*	16,475	1,412,237

Computers — 1.9%
Cognizant Technology Solutions Corp., Class A	57,423	2,668,447

Cosmetics & Personal Care — 2.5%
The Procter & Gamble Co.	32,575	3,583,250

Diversified Financial Services — 1.4%
Raymond James Financial, Inc.	30,803	1,946,750

Electric — 7.0%
CMS Energy Corp.	34,678	2,037,333
Edison International	43,272	2,370,873
NextEra Energy, Inc.	15,634	3,761,853
Sempra Energy	17,288	1,953,371

		10,123,430

Food — 4.1%
General Mills, Inc.	35,047	1,849,430
Mondelez International, Inc., Class A	81,280	4,070,503

		5,919,933

Hand & Machine Tools — 1.1%
Stanley Black & Decker, Inc.	15,826	1,582,600

Healthcare Products — 5.6%
Abbott Laboratories	34,280	2,705,035
Baxter International, Inc.	18,545	1,505,668
Medtronic PLC	43,481	3,921,117

		8,131,820

Home Builders — 0.9%
D.R. Horton, Inc.	36,546	1,242,564

Insurance — 9.8%
American International Group, Inc.	72,348	1,754,439
Berkshire Hathaway, Inc., Class B*	36,205	6,619,360

	Number of Shares	Value†
Insurance — (continued)
Reinsurance Group of America, Inc.	18,252	$1,535,723
The Allstate Corp.	30,729	2,818,771
The Progressive Corp.	19,907	1,469,933

		14,198,226

Internet — 0.5%
Alphabet, Inc., Class A*	592	687,874

Iron & Steel — 1.3%
Steel Dynamics, Inc.	83,579	1,883,871

Machinery - Diversified — 1.4%
Ingersoll Rand, Inc.*	79,457	1,970,534

Media — 4.3%
Fox Corp., Class A	56,679	1,339,325
The Walt Disney Co.	50,355	4,864,293

		6,203,618

Mining — 1.2%
Rio Tinto PLC ADR	38,160	1,738,570

Miscellaneous Manufacturing — 4.4%
A.O. Smith Corp.	45,560	1,722,624
Eaton Corp. PLC	27,348	2,124,666
Parker-Hannifin Corp.	11,967	1,552,479
Textron, Inc.	34,847	929,369

		6,329,138

Oil & Gas — 6.6%
Chevron Corp.	45,363	3,287,003
ConocoPhillips	77,336	2,381,949
EOG Resources, Inc.	32,661	1,173,183
Phillips 66	50,136	2,689,796

		9,531,931

Packaging and Containers — 1.4%
Packaging Corp. of America	23,681	2,056,221

Pharmaceuticals — 9.3%
Bristol-Myers Squibb Co.	44,142	2,460,475
Elanco Animal Health, Inc.*	61,028	1,366,417
GlaxoSmithKline PLC ADR	63,097	2,390,745
Johnson & Johnson	35,086	4,600,827
Sanofi ADR	60,018	2,623,987

		13,442,451

Retail — 4.5%
Best Buy Co., Inc.	20,094	1,145,358
Lowe’s Cos., Inc.	20,801	1,789,926
Starbucks Corp.	16,058	1,055,653
The TJX Cos., Inc.	34,226	1,636,345
Tractor Supply Co.	10,860	918,213

		6,545,495

Semiconductors — 1.3%
Intel Corp.	13,306	720,121
QUALCOMM, Inc.	16,382	1,108,242

		1,828,363

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2020 (Unaudited)

LARGE CORE VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)

Shipbuilding — 0.8%
Huntington Ingalls Industries, Inc.	6,524	$1,188,738

Software — 0.9%
Fidelity National Information Services, Inc.	11,237	1,366,869

Telecommunications — 4.9%
Cisco Systems, Inc.	33,711	1,325,179
Verizon Communications, Inc.	107,711	5,787,312

		7,112,491

TOTAL COMMON STOCKS (Cost $154,013,511)		134,469,698

REAL ESTATE INVESTMENT TRUSTS — 4.3%

Apartments — 2.1%
AvalonBay Communities, Inc.	11,377	1,674,353
Mid-America Apartment Communities, Inc.	13,219	1,361,954

		3,036,307

Office Property — 1.0%
Cousins Properties, Inc.	49,069	1,436,249

Storage & Warehousing — 1.2%
CubeSmart	65,741	1,761,201

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $7,522,027)		6,233,757

EXCHANGE TRADED FUNDS — 0.8%

Investment Companies — 0.8%
iShares Russell 1000 Value ETF (Cost $1,130,757)	11,821	1,172,407

TOTAL INVESTMENTS — 98.3% (Cost $162,666,295)		141,875,862
Other Assets & Liabilities — 1.7%		2,451,082

TOTAL NET ASSETS — 100.0%		$144,326,944

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.

ADR — American Depositary Receipt.

ETF — Exchange-Traded Fund.

N.V. — Naamloze Vennootschap.

PLC — Public Limited Company.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2020 (Unaudited)

LARGE CORE VALUE FUND

Country Weightings as of 03/31/2020 ††

United States	92%
Ireland	3
United Kingdom	3
France	2

Total	100%

††	% of total investments as of March 31, 2020.